Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Statement of Comprehensive Income [Abstract]
Tax benefit (expense) on change in fair value of cash flow hedges	$ 362	$ 2,076	$ 3,369
Tax (expense) benefit on unrealized gain (loss) on defined benefit plan	(93)	(80)	(1,461)
Tax benefit (expense) on income loss	$ 0	$ 0	$ 0